UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2000


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Thales Fund Management, LLC
Address:  140 Broadway, 45th Floor
          New York, New York  10005

Form 13F File Number: 28-05553

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Marek T. Fludzinski
Title:    Chairman & President
Phone:    (201)653-0110

Signature, Place, and Date of Signing:
/s/ Marek T. Fludzinski            New York, New York            May 9, 2000
-----------------------            ------------------            -----------
        [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0
                                             ---------

Form 13F Information Table Entry Total:        90
                                             ---------

Form 13F Information Table Value Total:      $ 375,230
                                             ---------
                                            (thousands)



List of Other Included Managers:

None

                          Form 13F INFORMATION TABLE -
              Thales Fund Management LLC (quarter ending 3/31/2000)

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ITEM 1                     ITEM 2         ITEM 3        ITEM 4     ITEM 5         ITEM 6              ITEM 7           ITEM 8
                                                                                                                  VOTING AUTHORITY

                           TITLE OF                   VALUE      SHRS OR PRN  SH/   PUT/  INVESTMENT  OTHER
NAME OF ISSUER             CLASS          CUSIP       (x$1000)   AMOUNT       PRN   CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                COM             020039103   3,323      52,700      SH          SOLE                   52,700
AMBAC FINL                 COM             023139108   2,292      45,500      SH          SOLE                   45,500
AMERICAN EXPRESS CO        COM             025816109   6,523      43,800      SH          SOLE                   43,800
AMERICAN GENERAL CORP      COM             026351106   7,061     125,800      SH          SOLE                  125,800
AMSOUTH BANCORPORATION     COM             032165102   2,751     184,200      SH          SOLE                  184,200
ANHEUSER BUSCH COS INC     COM             035229103   3,648      58,600      SH          SOLE                   58,600
AVERY DENNISON CORP        COM             053611109   4,763      78,000      SH          SOLE                   78,000
AVON PRODS INC             COM             054303102   3,557     122,400      SH          SOLE                  122,400
BAKER HUGHES INC           COM             057224107   7,811     258,200      SH          SOLE                  258,200
BANK NEW YORK INC          COM             064057102  11,787     283,600      SH          SOLE                  283,600
BAXTER INTL INC            COM             071813109   6,350     101,300      SH          SOLE                  101,300
BEAR STEARNS COS INC       COM             073902108   3,915      85,800      SH          SOLE                   85,800
BELLSOUTH CORP             COM             079860102   4,051      86,200      SH          SOLE                   86,200
BOWATER INC                COM             102183100   2,733      51,200      SH          SOLE                   51,200
BP AMOCO P L C             COM             055622104   4,160      78,400      SH          SOLE                   78,400
BRISTOL MYERS SQUIBB CO    COM             110122108   5,151      89,200      SH          SOLE                   89,200
CAMPBELL SOUP CO           COM             134429109   3,383     110,000      SH          SOLE                  110,000
CENTURYTEL INC             COM             156700106     238       6,400      SH          SOLE                    6,400
CHAMPION INTL CORP         COM             158525105     115       2,300      SH          SOLE                    2,300
CHASE MANHATTAN CORP NEW   COM             16161A108  10,872     124,700      SH          SOLE                  124,700
CITIGROUP  INC             COM             172967101   4,164      70,200      SH          SOLE                   70,200
CLOROX CO DEL              COM             189054109   8,076     248,500      SH          SOLE                  248,500
COCA COLA ENTERPRISES INC  COM             191219104   5,117     237,300      SH          SOLE                  237,300
COMERICA INC               COM             200340107   1,168      27,900      SH          SOLE                   27,900
CONSECO INC                COM             208464107   4,605     402,600      SH          SOLE                  402,600
COSTCO WHSL CORP NEW       COM             22160K105   9,277     176,500      SH          SOLE                  176,500
DONALDSON LUFKIN &
  JENRETTE NW              COM             257661108   2,939      56,800      SH          SOLE                   56,800
EXXON MOBIL CORP           COM             30231G102   7,906     101,600      SH          SOLE                  101,600
FEDERAL NATL MTG ASSN      COM             313586109   2,991      53,000      SH          SOLE                   53,000
FEDERATED DEPT STORES
  INC DEL                  COM             31410H101     426      10,200      SH          SOLE                   10,200
FORTUNE BRANDS INC         COM             349631101     550      22,000      SH          SOLE                   22,000
FRANKLIN RES INC           COM             354613101     171       5,100      SH          SOLE                    5,100
FEDERAL HOME LN MTG CORP   COM             313400301   4,900     110,900      SH          SOLE                  110,900
GENERAL ELEC CO            COM             369604103   1,676      10,800      SH          SOLE                   10,800
GEORGIA PACIFIC CORP       COM GA PAC GRP  373298108      91       2,300      SH          SOLE                    2,300
GLOBAL MARINE INC          COM             379352404   6,965     274,500      SH          SOLE                  274,500
GOLDEN WEST FINL CORP DEL  COM             381317106   2,564      82,200      SH          SOLE                   82,200
GPU INC                    COM             36225X100   3,700      35,200      SH          SOLE                   35,200
HEINZ H J CO               COM             423074103   1,789      51,300      SH          SOLE                   51,300
HALLIBURTON CO             COM             406216101   3,682      89,800      SH          SOLE                   89,800
HOME DEPOT INC             COM             437076102     426       6,600      SH          SOLE                    6,600
ILLINOIS TOOL WKS INC      COM             452308109     409       7,400      SH          SOLE                    7,400
INTL PAPER CO              COM             460146103   5,194     121,500      SH          SOLE                  121,500
JOHNSON & JOHNSON          COM             478160104  10,152     144,900      SH          SOLE                  144,900
KERR MCGEE CORP            COM             492386107   5,532      95,800      SH          SOLE                   95,800
KEYCORP NEW                COM             493267108      86       4,500      SH          SOLE                    4,500
KNIGHT RIDDER INC          COM             499040103   2,297      45,100      SH          SOLE                   45,100
LINCOLN NATL CORP IND      COM             534187109       7         200      SH          SOLE                      200
LOEWS CORP                 COM             540424108     650      13,000      SH          SOLE                   13,000
MAY DEPT STORES CO         COM             577778103   4,891     171,600      SH          SOLE                  171,600
MEAD CORP                  COM             582834107     842      24,100      SH          SOLE                   24,100
MELLON FINL CORP           COM             58551A108   9,785     331,700      SH          SOLE                  331,700
MERRILL LYNCH & CO INC.    COM             590188108   8,075      76,900      SH          SOLE                   76,900
MGIC INVT CORP WIS         COM             552848103   6,347     145,500      SH          SOLE                  145,500
MINNESOTA MNG & MFG CO     COM             604059105   8,777      99,100      SH          SOLE                   99,100
MORGAN STANLEY DEAN
  WITTER & CO              COM             617446448   8,735     107,100      SH          SOLE                  107,100
NABORS INDS INC            COM NEW         629568106   6,307     162,500      SH          SOLE                  162,500
NEW YORK TIMES CO          COM             650111107     348       8,100      SH          SOLE                    8,100
NOBLE DRILLING  CORP       COM             655042109   4,873     117,600      SH          SOLE                  117,600
NORTHERN TR CORP           COM             665859104   4,223      62,500      SH          SOLE                   62,500
PFIZER INC                 COM             717081103   2,757      75,400      SH          SOLE                   75,400
PNC BK CORP                COM             693475105   3,326      73,800      SH          SOLE                   73,800
PPG INDS INC               COM             693506107   5,226      99,900      SH          SOLE                   99,900
PROCTER & GAMBLE CO        COM             742718109      45         800      SH          SOLE                      800
QUAKER OATS CO             COM             747402105   6,584     108,600      SH          SOLE                  108,600
RELIASTAR FINL CORP        NY REG GLD1.25  75952U103   4,123     121,700      SH          SOLE                  121,700
ROYAL DUTCH PETE CO        COM             780257804   3,028      52,600      SH          SOLE                   52,600
SBC COMMUNICATIONS INC     COM             78387G103   4,460     106,200      SH          SOLE                  106,200
SCHERING PLOUGH CORP       COM             806605101   8,475     230,600      SH          SOLE                  230,600
SCHLUMBERGER LTD           ADR REP ORD     806857108   6,839      89,400      SH          SOLE                   89,400
SLM HOLDING CORP           COM             78442A109     740      22,200      SH          SOLE                   22,200
SMURFIT-STONE CONTAINER
  CORP                     COM             832727101   1,028      60,700      SH          SOLE                   60,700
STAPLES INC                COM             855030102   4,692     234,600      SH          SOLE                  234,600
SYSCO CORP                 COM             871829107   5,407     151,500      SH          SOLE                  151,500
TANDY CORP                 COM             875382103   2,253      44,400      SH          SOLE                   44,400
TEMPLE INLAND INC          COM             879868107   2,281      45,800      SH          SOLE                   45,800
TEXACO INC                 COM             881694103   5,234      97,600      SH          SOLE                   97,600
LIMITED INC                COM             532716107   2,860      67,900      SH          SOLE                   67,900
TIDEWATER INC              COM             886423102   3,728     117,200      SH          SOLE                  117,200
TIFFANY & CO NEW           COM             886547108   7,317      87,500      SH          SOLE                   87,500
TRIBUNE CO NEW             ORD             896047107   6,585     180,100      SH          SOLE                  180,100
UNOCAL CORP                N Y SHS NEW     915289102     482      16,200      SH          SOLE                   16,200
UNUMPROVIDENT CORP         COM             91529Y106   1,809     106,400      SH          SOLE                  106,400
US BANCORP DEL             COM             902973106   4,983     227,800      SH          SOLE                  227,800
U S WEST INC NEW           COM             91273H101   7,858     108,200      SH          SOLE                  108,200
UST INC                    COM             902911106   2,364     151,300      SH          SOLE                  151,300
USX-MARATHON GROUP         COM             902905827   3,823     146,700      SH          SOLE                  146,700
WAL MART STORES INC        COM             931142103   2,853      51,400      SH          SOLE                   51,400
WASHINGTON MUT INC         COM             939322103   6,318     143,800      SH          SOLE                  143,800
ZIONS BANCORPORATION       COM             989701107   2,556      61,400      SH          SOLE                   61,400